Marketable Securities	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Marketable Securities

Note 3 – Marketable Securities

A.

	December 31 2013	December 31 2014
Trading	$622	$613
Available-for-sale	9,376	8,357

	$9,998	$8,970

  The amortized cost, gross unrealized holding gains, gross unrealized holding losses, and fair value of available- for -sale  by major security type and class of security are as follows:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	(losses)	Fair value
As of December 31, 2014
Available-for-sale:
Corporate debentures	7,449	9	(16)	7,442
Governmental debentures	915	8	(8)	915

	$8,364	$17	$(24)	$8,357
As of December 31, 2013
Available-for-sale:
Corporate debentures	8,931	79	(57)	8,953
Governmental debentures	413	10	-	423

	$9,344	$89	$(57)	$9,376

  Available-for-sale securities are classified as short-term marketable securities on the company balance sheet.

As of December 31, 2014, the Company's available-for-sale securities had the following maturity dates:

Market
value
Within one year	$395
1 to 2 years	5,194
2 to 3 years	2,768

$8,357

  Proceeds from the sale of marketable securities available for sale were $5,871 in 2014 (2013- $7,355); gross realized loss on sales of available-for-sale securities in 2014 were $36 (2013-gross realized gains of $87).

  Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and period that individual securities have been in a continuous unrealized loss position were as follows:

	Total (all less than 12 months)
	Unrealized
	losses	Fair value
At December 31, 2014
Available-for-sale:
Governmental debentures	$(2)	$296
Corporate debentures	$(22)	$3,345
	$(24)	$3,641

	Total (all less than 12 months)
	Unrealized
	losses	Fair value
At December 31, 2013
Available-for-sale:
Corporate debentures	$(57)	$4,319
	$(57)	$4,319

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Since the Company has no plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.

  The Company also maintains a $613 portfolio of investment securities classified as trading (December 31, 2013 $622). Net unrealized gains on trading securities held at year end and included in interest and marketable securities income for 2014 were $60 (Net unrealized gains for 2013 and 2012 $50 and $58, respectively).